Subsequent Events (Details Narrative) - Subsequent Event [Member]	Jul. 24, 2024 USD ($) $ / shares
Subsequent Event [Line Items]
Debt instrument description	On July 24, 2024, the Company executed an amendment to its promissory note with DSS whereas the Company has the option to make payments with Company stock at a price of $3 per share for the first twelve months and at a 10-day VWAP for months 13-36. Starting on month 37, principal and interest in an amount approximating $126,000 is to be paid monthly thereafter until the Note matures
Stock price | $ / shares	$ 3
Debt instrumental periodic payment | $	$ 126,000